Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net earnings from continuing operations	$ 11,096	$ 123,967
Items not affecting cash:
Depreciation and amortization	202,857	220,224
Finance costs	71,809	50,874
Interest income	(2,231)	(2,056)
Unrealized foreign exchange gain	(6,231)	(2,999)
Income tax expense	139,970	82,361
Loss on disposal of assets	2,318	4,631
Gain on disposal of mining licenses	(7,296)	0
Impairment	13,926	0
Write-down of assets	9,106	38,660
Share-based payments expense	7,945	10,692
Employee benefit plan expense	2,317	2,849
Total adjustments to reconcile profit (loss)	445,586	529,203
Property reclamation payments	(2,313)	(2,301)
Employee benefit plan receipt (payments)	4,744	(2,633)
Income taxes paid	(75,472)	(87,872)
Interest received	2,231	2,056
Changes in non-cash operating working capital	(8,917)	33,391
Net cash generated from operating activities of continuing operations	365,859	471,844
Net cash used in operating activities of discontinued operations	(3,489)	(1,864)
Investing activities
Purchase of property, plant and equipment	(282,088)	(188,858)
Acquisition of QMX Gold Corporation, net of $4,311 cash received	(19,336)	0
Proceeds from sale of Tocantinzinho, net of $340 cash disposed	19,660	0
Proceeds from the sale of property, plant and equipment	3,090	1,214
Value added taxes related to mineral property expenditures, net	(24,449)	(15,468)
Proceeds from the sale of mining licenses	7,296	0
Purchase of marketable securities and investment in debt securities	(28,050)	0
Proceeds from the sale of investments in marketable and debt securities	2,375	5,237
Decrease (increase) in term deposits	59,034	(55,759)
(Increase) decrease in restricted cash	(577)	983
Net cash used in investing activities of continuing operations	(263,045)	(252,651)
Net cash (used in) generated from investing activities of discontinued operations	(2,833)	8,422
Financing activities
Issuance of common shares, net of issuance costs	14,552	95,992
Acquisition of non-controlling interest	0	(7,500)
Contributions from non-controlling interests	409	421
Proceeds from borrowings	500,000	150,000
Repayments of borrowings	(517,286)	(132,714)
Debt redemption premium paid	(21,400)	(6,274)
Loan financing costs	(9,140)	0
Interest paid	(23,643)	(38,099)
Principal portion of lease liabilities	(10,579)	(9,732)
Purchase of treasury stock	0	(3,550)
Net cash (used in) generated from financing activities of continuing operations	(67,087)	48,544
Net cash used in financing activities of discontinued operations	(40)	(75)
Net (decrease) increase in cash and cash equivalents	29,365	274,220
Cash and cash equivalents - beginning of year	451,962	177,742
Cash and cash equivalents - end of year	$ 481,327	$ 451,962